Vessels, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 4 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	349,987	(102,604)	247,383
Disposals	(146,341)	24,728	(121,613)
Balance June 30, 2024	$4,627,107	$(766,666)	$3,860,441

The above balances as of June 30, 2024 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501
Additions/ (Depreciation)	324,561	(89,988)	234,573
Disposals	(101,640)	20,364	(81,276)
Balance June 30, 2024	$4,004,953	$(726,155)	$3,278,798

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$641,429	$(32,259)	$609,170
Remeasurement of finance lease liability/ (Depreciation)	25,426	(12,616)	12,810
Transfers to owned vessels	(44,701)	4,364	(40,337)
Balance June 30, 2024	$622,154	$(40,511)	$581,643

Right-of-use assets under finance leases are calculated at an amount equal to the finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. Following the declarations of the Company’s option to extend the charter period for one year for one Kamsarmax vessel and the option to acquire three Kamsarmax vessels (excluding one Kamsarmax vessel, which was delivered into Navios Partners' fleet in June 2024) and one Ultra-Handymax vessel, the corresponding right-of-use asset under finance lease was increased by the aggregate amount of $26,062, upon remeasurement of the finance lease liability, to $163,216 (see Note 6 – Borrowings).

During the six month periods ended June 30, 2024 and 2023, the Company capitalized certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements, that amounted to $10,284 and $21,342, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows (see Note 11 – Transactions with related parties and affiliates).

Acquisition of Vessels

2024

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,463, being an amount equal to the finance lease liability (see Note 6 – Borrowings). The acquisition is expected to be completed during the fourth quarter of 2024.

On June 3, 2024, Navios Partners paid an amount of $28,789 and acquired from an unrelated third party, the Navios Coral, a 2016-built Kamsarmax vessel of 84,904 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under the finance lease and recognized the vessel at an aggregate cost of $40,495.

On June 3, 2024, Navios Partners took delivery of the Zim Hawk, a 2024-built 5,300 TEU Containership, from an unrelated third party, for an acquisition cost of $69,083 (including $6,258 capitalized expenses).

On May 13, 2024, Navios Partners took delivery of the Nave Cosmos, a 2024-built Aframax/LR2 vessel of 115,651 dwt, from an unrelated third party, for an acquisition cost of $67,868 (including $5,210 capitalized expenses).

On April 8, 2024, Navios Partners took delivery of the Zim Condor, a 2024-built 5,300 TEU Containership, from an unrelated third party, for an acquisition cost of $69,143 (including $6,318 capitalized expenses).

On January 25, 2024, Navios Partners took delivery of the Zim Eagle, a 2024-built 5,300 TEU Containership, from an unrelated third party, for an acquisition cost of $67,707 (including $6,107 capitalized expenses).

2023

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right of use asset at $63,690, being an amount equal to the initial measurement of the finance lease liability increased by the amount of $2,346, which was prepaid before the lease commencement.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt, from an unrelated third party by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right of use asset at $49,770, being an amount equal to the initial measurement of the finance lease liability increased by the amount of $2,579, which was prepaid before the lease commencement.

On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $45,934 being an amount equal to the initial measurement of the finance lease liability, increased by the amount of $2,815, which was prepaid before the lease commencement.

On March 6, 2023, Navios Partners paid an amount of $42,879 (including $1,600 related to the scrubber system installation) and acquired from an unrelated third party, the Navios Felix, a 2016-built scrubber-fitted Capesize vessel of 181,221 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under the finance lease and recognized the vessel at an aggregate cost of $53,232.

On February 5, 2023, Navios Partners took delivery of the Navios Meridian, a 2023-built Kamsarmax vessel of 82,010 dwt, from an unrelated third party, for an acquisition cost of $35,605.

Sale of Vessels

2024

During the six month period ended June 30, 2024, Navios Partners sold four vessels to various unrelated third parties for an aggregate net sales price of $91,400. Following the sale of such vessels, the aggregate amount of $16,747 (including the aggregate remaining carrying balance of drydock and special survey cost of $991) is presented under the caption “Gain on sale of vessels, net” in the condensed Consolidated Statements of Operations and the condensed Consolidated Statements of Cash Flows.

2023

During the six month period ended June 30, 2023, Navios Partners sold 12 vessels to various unrelated third parties for an aggregate net sales price of $215,839. Following the sale of such vessels, the aggregate amount of $43,601 (including the aggregate remaining carrying balance of dry-dock and special survey cost of $11,078) is presented under the caption “Gain on sale of vessels, net” in the condensed Consolidated Statements of Operations and the condensed Consolidated Statements of Cash Flows.

Vessels “agreed to be sold”

2023

On May 10, 2023, Navios Partners agreed to sell a 2008-built LR1 vessel of 63,599 dwt, to an unrelated third party, for a net sales price of $21,583. The sale was completed on July 7, 2023. The aggregate net carrying amount of the vessel amounted to $14,246 at the date of the sale. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of June 30, 2023.

Vessels impairment loss

2024

As of June 30, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for two of its dry bulk vessels, mainly due to Company’s intention to sell these vessels. As of June 30, 2024, the undiscounted projected net operating cash flows for the two vessels did not exceed the carrying value of each asset group and an impairment loss of $7,614 was recognized and is presented under the caption “Gain on sale of vessels, net” in the condensed Consolidated Statements of Operations and the condensed Consolidated Statements of Cash Flows. The impairment loss was calculated as the difference between the fair value of the vessel (see Note 7 – Fair value of financial instruments) and the carrying value of the asset group.